Organization and Principal Activities (Details) - Schedule of Main Subsidiaries and Consolidated VIEs $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($)
Beijing Erwan Technology Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 27, 2017
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Feierlai (Beijing) Technology Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Jul. 27, 2016
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[1]
Principal activities	Listing Businesses
Beijing Dianfengtongdao Technology Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Apr. 25, 2017
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[1]
Principal activities	Listing Businesses, Old Business
Hundreds of Mountains Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 22, 2021
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Witty Digital Technology Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 29, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Rare River Group Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 06, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Rare River Group (BVI) Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 08, 2024
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Rare River Technology (HK) Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 06, 2024
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
CreaVerse Group Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 06, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
CreaVerse Group (BVI) Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 08, 2024
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
CreaVerse Technology (Singapore) Pte. Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 26, 2024
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
CreaVerse Technology (HK) Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 11, 2024
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	$ 100
Principal activities	Investment holding
Beijing Liangzizhige Technology Limited. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 19, 2021
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100
Principal activities	Technical consulting and related service
Beijing Chuangyuqizhi Technology Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Apr. 26, 2024
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100
Principal activities	Technical consulting and related service
Beijing Ziranzhilu Liquor Industry Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Apr. 26, 2024
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100
Principal activities	Consumer business
Qiniuyouxuan (Beijing) Technology Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 23, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100
Principal activities	Consumer business
Feierlai (Beijing) Technology Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Jul. 27, 2016
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[2]
Principal activities	Online learning services
Beijing Zhixueduxing Technology Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Mar. 23, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[2]
Principal activities	Technology service
Beijing Shijiwanhe Information Consulting Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Aug. 28, 2019
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[2]
Principal activities	Online learning services
Beijing Denggaoerge Network Technology Limited [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Dec. 24, 2020
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[2]
Principal activities	Online learning services
Anhui Denggaoerge Network Technology Co., Ltd. [Member]
Schedule of Main Subsidiaries and Consolidated VIEs [Line Items]
Date of incorporation	Feb. 12, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	$ 100	[2]
Principal activities	Online learning services

[1]	WN WFOE had 100% of beneficial interests in these consolidated VIEs.
[2]	The WFOEs have 100% of beneficial interests in the consolidated VIEs (including their subsidiaries).